SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)		12 Months Ended
	Jan. 01, 2019 USD ($)	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allowance for Doubtful Other Receivables, Current		$ 0	$ 0
Property, Plant and Equipment, Salvage Value, Percentage		25.00%
Property, Plant and Equipment, Useful Life		15 years
Additions to Other Assets, Amount	$ 111,547
Operating Lease, Liability	$ 111,547
Other Operating Income		$ 1,436,855	759,403
Research And Development Tax Credit		981,568	1,520,837
Foreign currency translation		$ (284,213)	$ (165,837)
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years
Number of operating segments | segment		1
Number of reportable segments | segment		1